Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value Measurements
Time deposits-short term		¥ 30,603,369	$ 4,785,148	¥ 32,900,287
Time deposits-long term		100,000	14,544	100,000
Equity investments with readily determinable fair values		828,260		612,465
Short-term investments		9,742,663	$ 1,698,026	11,674,775
Total		41,274,292		45,287,527
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Time deposits-short term		30,603,369		32,900,287
Time deposits-long term		100,000		100,000
Equity investments with readily determinable fair values		828,260		612,465
Total		31,531,629		33,612,752
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments		9,742,663		11,674,775
Total		9,742,663		¥ 11,674,775
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 133,600	¥ 58,500